Stock Based Compensation - Schedule of Outstanding and Exercisable Options (Details) (10-K) - Stock Options [Member]	12 Months Ended
Dec. 31, 2019 $ / shares shares
Options Outstanding, Number of Options	99,689
Options Exercisable, Exercisable Number of Options	68,101
Exercise Price Range 1 [Member]
Options Outstanding, Exercise Price | $ / shares	$ 300.00
Options Outstanding, Exercisable Into Common stock	Common Stock
Options Outstanding, Number of Options	4,800
Options Exercisable, Weighted Average Remaining Life in Years	7 years 8 months 12 days
Options Exercisable, Exercisable Number of Options	4,800
Exercise Price Range 2 [Member]
Options Outstanding, Exercise Price | $ / shares	$ 250.00
Options Outstanding, Exercisable Into Common stock	Common Stock
Options Outstanding, Number of Options	5,860
Options Exercisable, Weighted Average Remaining Life in Years	6 years 9 months 18 days
Options Exercisable, Exercisable Number of Options	5,860
Exercise Price Range 3 [Member]
Options Outstanding, Exercise Price | $ / shares	$ 175.00
Options Outstanding, Exercisable Into Common stock	Common Stock
Options Outstanding, Number of Options	240
Options Exercisable, Weighted Average Remaining Life in Years	7 years 10 months 25 days
Options Exercisable, Exercisable Number of Options	240
Exercise Price Range 4 [Member]
Options Outstanding, Exercise Price | $ / shares	$ 124.75
Options Outstanding, Exercisable Into Common stock	Common Stock
Options Outstanding, Number of Options	43,209
Options Exercisable, Weighted Average Remaining Life in Years	8 years 8 months 12 days
Options Exercisable, Exercisable Number of Options	38,888
Exercise Price Range 5 [Member]
Options Outstanding, Exercise Price | $ / shares	$ 123.25
Options Outstanding, Exercisable Into Common stock	Common Stock
Options Outstanding, Number of Options	3,200
Options Exercisable, Weighted Average Remaining Life in Years	8 years 6 months
Options Exercisable, Exercisable Number of Options	2,400
Exercise Price Range 6 [Member]
Options Outstanding, Exercise Price | $ / shares	$ 74.50
Options Outstanding, Exercisable Into Common stock	Common Stock
Options Outstanding, Number of Options	6,000
Options Exercisable, Weighted Average Remaining Life in Years	8 years 6 months
Options Exercisable, Exercisable Number of Options	2,500
Exercise Price Range 7 [Member]
Options Outstanding, Exercise Price | $ / shares	$ 72.50
Options Outstanding, Exercisable Into Common stock	Common Stock
Options Outstanding, Number of Options	1,200
Options Exercisable, Weighted Average Remaining Life in Years	8 years 10 months 25 days
Options Exercisable, Exercisable Number of Options	1,200
Exercise Price Range 8 [Member]
Options Outstanding, Exercise Price | $ / shares	$ 64.25
Options Outstanding, Exercisable Into Common stock	Common Stock
Options Outstanding, Number of Options	5,200
Options Exercisable, Weighted Average Remaining Life in Years	8 years 10 months 25 days
Options Exercisable, Exercisable Number of Options	2,000
Exercise Price Range 9 [Member]
Options Outstanding, Exercise Price | $ / shares	$ 50.00
Options Outstanding, Exercisable Into Common stock	Common Stock
Options Outstanding, Number of Options	27,980
Options Exercisable, Weighted Average Remaining Life in Years	8 years 10 months 25 days
Options Exercisable, Exercisable Number of Options	8,914
Exercise Price Range 10 [Member]
Options Outstanding, Exercise Price | $ / shares	$ 39.75
Options Outstanding, Exercisable Into Common stock	Common Stock
Options Outstanding, Number of Options	1,200
Options Exercisable, Weighted Average Remaining Life in Years	9 years 1 month 6 days
Options Exercisable, Exercisable Number of Options	1,000
Exercise Price Range 11 [Member]
Options Outstanding, Exercise Price | $ / shares	$ 34.50
Options Outstanding, Exercisable Into Common stock	Common Stock
Options Outstanding, Number of Options	800
Options Exercisable, Weighted Average Remaining Life in Years	9 years 2 months 12 days
Options Exercisable, Exercisable Number of Options	300